OTHER INFORMATION	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Other Information
OTHER INFORMATION

18.	OTHER INFORMATION

Management Incentive Plan

On February 2, 2022, the Company Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Company Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and director interests with those of Codere Online and the Company Shareholders and to strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of the Company and the Directors and certain employees and independent contractors providing services to Codere Online from time to time. The beneficiaries will be proposed by the Chief Executive Officer of the Company and will be subject to approval by the Company Board. Upon approval by the Company Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of the Company, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments payable depending upon the increase in the Company’s equity value and/or deferred payments payable depending upon the Incremental Equity Value (the amount will be determined as soon as possible following year-end 2026). The Incremental Equity Value will be calculated considering the Exercise Equity Value (which will be calculated considering the 2026 Adjusted EBITDA, the Net Financial Debt and the Transaction Value of Codere Online as established in the Company Sale Event), the Base Equity Value (amounting to $350 million) and the Invested Capital from shareholders (cash contributions to shareholders, in each case to the extent made after the date of commencement of this Plan and will be capitalized at an annual rate of 8%).

According to the LTIP Agreement, the termination date of the restricted shares and deferred payments will be March 31, 2027, whereas the share options will terminate on December 31, 2027. The number of share options to be granted will be based on the portion of the Target Compensation tied to this stock option component, a $10.00 exercise price (the “Strike Price”), the Target Share Price and subject to standard anti-dilution protections and adjustment for extraordinary cash dividends.

The restricted shares, share options and deferred payment rights granted to the beneficiaries shall have a 20% vesting per calendar year, considering the applicable start of vesting period.

Notwithstanding the general 20% per year vesting rule, the following clarifications apply based on employee start dates:

(i)	For grants made after January 1, 2022, where the beneficiary was already employed or providing services as of January 1, 2022, the vesting commencement date is deemed to be January 1, 2022.

(ii)	For grants made after January 1, 2022, where the beneficiary joined the Company after January 1, 2022, the vesting schedule is adjusted proportionally to ensure full vesting by December 31, 2026 (i.e., more than 20% per year on average).

The share options will be exercisable at the option of the beneficiary on a cash or cashless basis (subject to the Company´s option to net cash settle to avoid the dilutive impact from any such share option exercise) and will not be transferable by the beneficiary at any time.

The number of restricted shares to be granted will be based on the portion of the Target Compensation tied to the restricted share component and a target share price of $20.50 (“Target Share Price”). The restricted shares may also be net cash settled by the Company to avoid the dilutive impact from the issuance of restricted shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023.

The deferred payments right are also part of the LTIP to enhance the alignment between senior management and directors’ interest with those of Codere Online and Holdco Shareholders and to strengthen the retention and motivation of senior management and directors in the long term. Deferred payment are measured in USD and the employee will receive as many shares as are worth to the deferred payment right amount no later than March 31, 2027. The deferred payments right granted to the beneficiaries shall have a 20% vesting per calendar year and will be paid at the Company’s option in cash or the Company’s Ordinary Shares subject to certain exceptions and acceleration events.

The employer company of each beneficiary will be the one liable for compliance with applicable payroll obligations (income tax withholdings and social security tax withholdings/payments).

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Company Shareholders. The Company may increase such limit by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

The total number of share options, restricted shares and deferred payments right to each part of the LTIP is as follow:

12/31/2024

	Share options	Restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

12/31/2023

	Share options	Restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2022	903,955	899,918	8,792,426
Awarded during the period	158,637	81,254	313,242
Issued during the period	-	(175,944)	-
Cash settled during the period	-	(3,084)	-
Exercised during the period	-	-	-
Forfeited during the period	(30,699)	(14,270)	(292,506)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Vested	388,779	194,804	3,530,831
Unvested	643,114	593,070	5,282,331

The fair value of the equity instruments granted has been determined using a Monte Carlo simulation valuation model as of each of the Grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	49.06% - 49.17%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Regarding the forecasted share price volatility, given the recent listing of the Company’s shares, the annualized share price volatility has been calculated as the average historical standard deviation among the company’s selected peers, considering a 5-year period, matching the LTIP tenor.

More specifically, the restricted share’s fair value has been calculated as the number of estimated vested instruments times the expected share value at the assumed restricted shares exercise date. The number of estimated vested instruments used has been the one established in each beneficiary’s invitation letter, and the expected share value has been determined according to the aforementioned Monte Carlo simulation and the valuation inputs previously detailed.

Regarding the fair value of the stock options which may be converted into the Company’s ordinary equity at a previously specified price for a determined time period, has been obtained in a similar way, by multiplying the number of vested stock options times the expected option value as of that date. In this sense, in order to determine the stock option value as of each of the grant dates, we have also used the expected share price evolution as determined by the Monte Carlo simulation model. Additionally, it is worth mentioning that options’ value can be divided into intrinsic value, consisting in the difference between the underlying share’s price and the option’s strike if this is a positive value for the acquirer of the option shares; and time value, which represents the possibility that the option may obtain intrinsic value in the future. In this sense, according to the valuation model’s share price expected evolution, the Company’s stock options only have time value as of each of the grant dates, due to the value of the underlying ordinary shares as of the grant dates and the strike price of $10.00 per share.

Finally, it must be noted that the fair value of deferred payments to be made in a future date, depends directly on a non-market condition (evolution of the Company’s EBITDA during the Sub-Plan’s life). However, it is possible to determine the number of shares to be delivered, based on the expected evolution of the Company’s EBITDA in line with its business plan, which may be revised subsequently until the payment date. To this extent, in order to establish the preliminary number of shares which will be delivered to the Sub-Plans’ beneficiaries, the main input used has been the Company’s business plan.

The incentives granted to the beneficiaries under the LTIP will be subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in the case of a termination for gross misconduct, fraud or gross negligence, in which case the relevant beneficiary would forfeit all rights to both vested and unvested compensation under the LTIP, beneficiaries that cease to be employed by Codere Online or to provide services to Codere Online, as applicable, will retain all vested compensation up to the date of any such resignation or termination. Awards are subject to recovery by Codere Online under certain events, including as a result of a breach of the post-contractual non-compete or non-solicit or pursuant to applicable laws and regulations. Except as prohibited by applicable laws, the company may extend loans to beneficiaries to pay certain taxes due in connection with compensation under the LTIP.

The LTIP is subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to the annual report of Codere Online as of December 31, 2022.

Codere Online recognises the expense associated with the LTIP using the graded vesting method, in line with IFRS 2:B43–B44. This approach treats each vesting tranche as a separate award with its own fair value, and expense is recognised over the respective vesting periods of each tranche.

For the years ended December 31, 2024 and 2023, the impact of the LTIP was recorded in the consolidated statement of operations and income Statement as personnel expenses amounted to €1,858 thousand and €2,246 thousand, respectively.

17.	OTHER INFORMATION

Italian subsidiary liquidation

Codere Online sold Codere Scommese S.r.l. and ceased its operations in Italy on December 30, 2022, after evaluating a number of strategic alternatives with respect to its Italian business.

Management Incentive Plan

On February 2, 2022, the Parent Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Parent Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and director interests with those of Codere Online and Parent Shareholders and to strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of Parent and the Remunerated Directors and certain employees and independent contractors providing services to Codere Online from time to time. The beneficiaries will be proposed by the Chief Executive Officer of Parent and will be subject to approval by the Parent Board. Upon approval by the Parent Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of Parent, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments payable depending upon the increase in Parent’s equity value. And/or deferred payments payable depending upon the Incremental Equity Value (the amount will be determined as soon as possible following year-end 2026). The Incremental Equity Value will be calculated considering the Exercise Equity Value (which will be calculated considering the 2026 Adjusted EBITDA, the Net Financial Debt and the Transaction Value of Codere Online as established in the Company Sale Event), the Base Equity Value (amounted to $350 million) and the Invested Capital from shareholders (cash contributions to shareholders, in each case to the extent made after the Date of Commencement of these Plan and will be capitalized at an annual rate of 8%).

According to the LTIP Agreement, the termination date of the restricted shares and deferred payments will be March 31, 2027, whereas the share options will terminate on December 31, 2027. The number of share options to be granted will be based on the portion of the Target Compensation tied to this stock option component, a $10,00 exercise price (the “Strike Price”), the Target Share Price and subject to standard anti-dilution protections and adjustment for extraordinary cash dividends.

The share options granted to the Beneficiaries shall have a 20% vesting per calendar year, considering the applicable start of vesting period. The share options will be exercisable at the option of the beneficiary on a cash or cashless basis (subject to Parent’s option to net cash settle to avoid the dilutive impact from any such share option exercise) and will not be transferable by the beneficiary at any time.

The number of restricted shares to be granted will be based on the portion of the Target Compensation tied to the restricted share component and a target share price of $20.50 (“Target Share Price”). The restricted shares may also be net cash settled by Parent to avoid the dilutive impact from the issuance of restricted shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023.

The deferred payments right are also part of the LTIP to enhancing the alignment between senior management and directors’ interest with those of Codere Online and Holdco Shareholders and to strength the retention and motivation of senior management and directors in the long term. Deferred payments are measured in USD and employee will receive as many shares as are worth to the deferred payments right amount on December 31, 2026. The deferred payments right granted to the Beneficiaries shall have a 20% vesting per calendar year and will be paid at Parent’s option in cash or Ordinary Shares subject to certain exceptions and acceleration events.

The company formally issuing the shares will be the Parent. However, the Employer Company of each Beneficiary will be the one liable for compliance with applicable payroll obligations (income tax withholdings and social security tax withholdings/payments).

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Parent Shareholders. Such limit will be increased by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

The total number of share options, restricted shares and deferred payments right to each part of the LTIP is as follow:

	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	900,148	897,970	-
Fair value of the LTIP in USD	1,058,967	3,632,610	4,131,152
Weighted average price in USD	1.18	4.05	-
Options granted during the period	180,030	179,594	37,918
Options exercised during the period	-	-	-
Options outstanding as of December 31, 2022	180,030	179,594	37,918
Exercisable as of December 31, 2022	-	-	-

The fair value of the equity instruments granted has been determined using a Monte Carlo simulation valuation model as of each of the Grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Regarding the forecasted share price volatility, given the recent listing of the Company’s shares, the annualized share price volatility has been calculated as the average historical standard deviation among the company’s selected peers, considering a 5-year period, matching the LTIP tenor.

More specifically, the restricted share’s fair value has been calculated as the number of estimated vested instruments times the expected share value at the assumed restricted shares exercise date. The number of estimated vested instruments used has been the one established in each beneficiary’s invitation letter, and the expected share value has been determined according to the aforementioned Monte Carlo simulation and the valuation inputs previously detailed.

Regarding the fair value of the stock options which may be converted into the Company’s ordinary equity at a previously specified price for a determined time period, has been obtained in a similar way, by multiplying the number of vested stock options times the expected option value as of that date. In this sense, in order to determine the stock option value as of each of the grant dates, we have also used the expected share price evolution as determined by the Monte Carlo simulation model. Additionally, it is worth mentioning that options’ value can be divided into intrinsic value, consisting in the difference between the underlying share’s price and the option’s strike if this is a positive value for the acquirer of the option shares; and time value, which represents the possibility that the option may obtain intrinsic value in the future. In this sense, according to the valuation model’s share price expected evolution, the Company’s stock options only have time value as of each of the grant dates, due to the value of the underlying ordinary shares as of the grant dates and the strike price of $10 per share.

Finally, it must be noted that the fair value of deferred payments to be made in a future date, depends directly on a non-market condition (evolution of the Company’s EBITDA during the Sub-Plan’s life). However, it is possible to determine the number of shares to be delivered, based on the expected evolution of the Company’s EBITDA in line with its business plan, which will be revised subsequently until the payment date. To this extent, in order to establish the preliminary number of shares which will be delivered to the Sub-Plans’ beneficiaries, the main input used has been the Company’s business plan.

The incentives granted to the beneficiaries under the LTIP will be subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in the case of a termination for gross misconduct, fraud or gross negligence, in which case the relevant beneficiary would forfeit all rights to both vested and unvested compensation under the LTIP, beneficiaries that cease to be employed by Codere Online or to provide services to Codere Online, as applicable, will retain all vested compensation up to the date of any such resignation or termination. Awards are subject to recovery by Codere Online under certain events, including as a result of a breach of the post-contractual non-compete or non-solicit or pursuant to applicable laws and regulations. Except as prohibited by applicable laws, the company may extend loans to beneficiaries to pay certain taxes due in connection with compensation under the LTIP.

The LTIP is subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to the annual report of the Group as of December 31, 2021. As of December 31, 2022, the impact of the LTIP was recorded in the Consolidated Carve-out Financial Statements of Income (Loss) as personnel expenses amounted to 3,567 thousand dollars.